Janus Henderson Short Duration Flexible Bond Fund Expense Example - Class D Shares [Member] - Janus Henderson Short Duration Flexible Bond Fund - Class D	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 820